Net Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Earnings Per Share [Abstract]
Computation of Basic Net Income (Loss) Per Share of Common Stock

The following table sets forth the computation of basic net income (loss) per share of common stock for the periods indicated:

	Nine Months Ended December 31,
	2019	2018
Basic net income (loss) per share:
Numerator:
Net income (loss)	$(80,716)	$(48,480)
Denominator:
Weighted average common shares outstanding	108,371,642	75,525,645
Minimum shares issuable under purchase contracts	12,286,217	—

	120,657,859	75,525,645

Basic net income (loss) per share	$(0.67)	$(0.64)

Diluted net income per share:
Numerator:
Net income (loss)	$(80,716)	$(48,480)
Denominator:
Number of shares used in basic computation	120,657,859	75,525,645
Weighted average effect of dilutive securities
Add:
Dilutive shares issuable under purchase contracts	—	—
Time-Vesting Options	—	—
Deferred Stock Units	—	—
Restricted Share Units	—	—

	120,657,859	75,525,645

Diluted net income (loss) per share	$(0.67)	$(0.64)

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period from June 22, 2016 (inception) to March 31, 2017
Basic net income per share:
Numerator:
Net income (loss)	$(52,012)	$60,955	$(26,294)
Denominator:
Weighted average common shares outstanding	75,513,130	75,590,613	8,268,077
Basic net income (loss) per share	$(0.69)	$0.81	$(3.18)
Diluted net income per share:
Numerator:
Net income (loss)	$(52,012)	$60,955	$(26,294)
Denominator:
Number of shares used in basic computation	75,513,130	75,590,613	8,268,077
Weighted average effect of dilutive securities
Add:
Replacement Time-Vesting Options	—	2,051,346	—
Replacement Restricted Share Units	—	28,440	—
RSUs	—	130,697	—
	75,513,130	77,801,096	8,268,077
Diluted net income (loss) per share	$(0.69)	$0.78	$(3.18)

Antidilutive Securities Excluded from Diluted Net Income (Loss) Per Share

Due to their antidilutive effect, the following securities have been excluded from diluted net income (loss) per share for the periods indicated:

	Nine Months Ended December 31,
	2019	2018
Incremental shares issuable under purchase contracts	1,712,220	—
Time-Vesting Options	1,290,327	1,846,029
Deferred Stock Units	6,167	—
Restricted Stock Units	605,830	—

	Year Ended March 31, 2019	Year Ended March 31, 2018	Period from June 22, 2016 (inception) to March 31, 2017
Time-Vesting Options	—	4,570,624	—
Replacement Time-Vesting Options	1,869,456	—	5,790,257
Replacement Restricted Share Units	—	—	75,840